Securities, Amortized Cost and Fair Value of Securities Available-for-sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Available-for-sale Investment Securities [Abstract]
Amortized Cost	$ 176,919	$ 202,825
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(14,661)	(18,751)
Estimated Fair Value	162,258	184,074
U.S. Government Securities [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	52,174	57,698
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(1,877)	(2,906)
Estimated Fair Value	50,297	54,792
U.S. Government Sponsored Entity Securities [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	6,527	8,845
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(650)	(862)
Estimated Fair Value	5,877	7,983
Agency Mortgage-backed Securities, Residential [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	118,218	136,282
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(12,134)	(14,983)
Estimated Fair Value	$ 106,084	$ 121,299